Deferred compensation awards - Activity relating to SAR Plan A awards (Detail) - SAR Plan A awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Outstanding
Outstanding (number of shares), Beginning	15,070,300
Outstanding (number of shares), Granted	2,556,500
Outstanding (number of shares), Exercised	(992,600)
Outstanding (number of shares), Forfeited	(49,300)
Outstanding (number of shares), Expired	(45,600)
Outstanding (number of shares), Ending	16,539,300	15,070,300
Outstanding (number of shares), Exercisable, Ending	11,458,600
Weighted-average exercise price
Weighted-average exercise price, Beginning	¥ 671
Weighted-average exercise price, Granted	573
Weighted-average exercise price, Exercised	299
Weighted-average exercise price, Forfeited	646
Weighted-average exercise price, Expired	299
Weighted-average exercise price, Ending	679	¥ 671
Weighted-average exercise price, Exercisable, Ending	¥ 701
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	3 years 11 months	4 years 1 month
Weighted-average remaining life until expiry (years), Exercisable	2 years 11 months